Other assets - Investments in convertible loans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2019
Other assets
Convertible loan	€ 0	€ 3,994	€ 3,744
Carrying value	43	3,994	3,883
Convertible loan
Other assets
Convertible loan		3,994	3,744
Notional amount				€ 2,500
Carrying value	0	€ 3,994	€ 3,744
Convertible loan to Fluidda
Other assets
Notional amount				€ 2,500
Carrying value	€ 0
Maturity On Convertible Loans	7 years
Interest Rate On Convertible Loans	10.00%